Shareholders' Equity (Schedule of Company's dividend payments) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' Equity
Aggregate Amount per Share	$ 0.405	$ 0.03	$ 0.03
Total Amount Paid	$ 449	$ 36	$ 37